Tax - Reconciliation (Details) - GBP (£) £ in Millions				12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Apr. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax reconciliation
UK corporation tax		19.00%	20.00%	19.25%	20.00%	20.25%
Expected tax (charge)/credit				£ (431)	£ 816	£ 547
Losses and temporary differences in year where no deferred tax asset recognised				(303)	(742)	(1,086)
Foreign profits taxed at other rates				104	340	510
UK tax rate change impact				(7)	6	94
Non-deductible goodwill impairment						(124)
Losses on disposals and write-downs				(69)	(45)	(23)
UK bank levy				(45)	(41)	(50)
Regulatory and legal actions				(56)	(952)	(232)
Other disallowable items				(110)	(141)	(199)
Other non-taxable items				134	136	173
Taxable foreign exchange movements				27	(57)	19
Losses brought forward and utilised				11	10	122
Banking surcharge				(165)	(210)
Adjustments in respect of prior years				116	31	226
Tax charge for the year				£ (824)	(1,166)	£ (23)
Banking surcharge rate				8.00%
Forecast
Tax reconciliation
UK corporation tax	17.00%
UK
Tax reconciliation
Reduction in carrying value of deferred tax asset				£ (30)	£ (317)